Borrowings - Schedule of Reconciles the Carrying Value of Convertible Senior Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
August 2024 convertible senior notes [Member]
Schedule of Reconciles the Carrying Value of Convertible Senior Notes [Line Items]
Proceeds from issuance of convertible notes		$ 172,500
Less: transaction costs		(6,204)
Less: fair value of embedded derivative (see Note 17)		(112,205)
Carrying value of convertible notes at inception		54,091
Amortized debt discount	$ 2,738	2,902
Debt extinguishment	(35,241)	(24,490)
Balance		32,503
November 2024 convertible senior notes [Member]
Schedule of Reconciles the Carrying Value of Convertible Senior Notes [Line Items]
Proceeds from issuance of convertible notes		400,000
Less: transaction costs		(13,214)
Less: fair value of embedded derivative (see Note 17)		(228,298)
Carrying value of convertible notes at inception		158,488
Amortized debt discount	24,842	2,229
Debt extinguishment	(91,929)
Balance	93,630	$ 160,717
June 2025 convertible senior notes [Member]
Schedule of Reconciles the Carrying Value of Convertible Senior Notes [Line Items]
Proceeds from issuance of convertible notes	375,000
Less: transaction costs	(11,403)
Less: fair value of embedded derivative (see Note 17)	(212,026)
Carrying value of convertible notes at inception	151,571
Amortized debt discount	8,838
Balance	160,409
November 2025 Convertible Senior Notes [Member]
Schedule of Reconciles the Carrying Value of Convertible Senior Notes [Line Items]
Proceeds from issuance of convertible notes	400,000
Less: transaction costs	(12,247)
Less: fair value of embedded derivative (see Note 17)	(191,483)
Carrying value of convertible notes at inception	196,270
Amortized debt discount	2,470
Balance	$ 198,740